Equity - Issuance of ordinary shares for compensation (Details) - Ms. Wang - USD ($)	May 04, 2021	Sep. 24, 2020	Jul. 01, 2020
Subsidiary, Sale of Stock [Line Items]
Term of employment agreement			3 years
Shares issued for compensation	300,000	200,000	200,000
Market price (in dollars per share)	$ 0.80		$ 1.35
Consideration for issuance of shares	$ 240,000		$ 270,000